Consolidated income statement € in Millions	12 Months Ended
Dec. 31, 2019 EUR (€) € / shares
Profit (loss) [abstract]
Revenue	€ 42,238
External purchases	(17,897)
Other operating income	720
Other operating expenses	(599)
Labor expenses	(8,494)
Operating taxes and levies	(1,827)
Gains (losses) on disposal of fixed assets, investments and activities	277
Restructuring costs	(132)
Depreciation and amortization of fixed assets	(7,110)
Depreciation and amortization of financed assets	(14)
Depreciation and amortization of right-of-use assets	(1,239)
Reclassification of translation adjustment from liquidated entities	12
Impairment of goodwill	(54)
Impairment of fixed assets	73
Impairment of right-of-use assets	(33)
Share of profits (losses) of associates and joint ventures	8
Operating income	5,927
Cost of gross financial debt excluding financed assets	(1,108)
Interests on debts related to financed assets	(1)
Gains (losses) on assets contributing to net financial debt	5
Foreign exchange gain (loss)	76
Interests on lease liabilities	(122)
Other net financial expenses	15
Effects resulting from BT stake	(119)
Finance costs, net	(1,254)
Income tax	(1,447)
Consolidated net income of continuing operations	3,226
Consolidated net income	3,226
Net income attributable to owners of the parent company	3,006
Non-controlling interests	€ 220
Earnings per share [abstract]
Net income of continuing operations - basic (in euros per share) | € / shares	€ 1.03
Net income of continuing operations - diluted (in euros per share) | € / shares	1.02
Net income - basic (in euros per share) | € / shares	1.03
Net income - diluted (in euros per share) | € / shares	€ 1.02